Investments in airport concessions - Master Development Plan (Details) - Master Development Plan - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 04, 2012	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using 2014 values	$ 4,445,653
Master development program obligations using 2016 values	5,443,013
Master development program obligations	3,554,823
Land acquired that may potentially be included as investment in airport concessions		$ 695,759		$ 1,159,613
Land acquired that was authorized to be included as investment in airport concessions			$ 386,538
Land acquired that represents an additional amount authorized to be included as investment in airport concessions			$ 77,306
2018
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,377,074
2019
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	711,353
2020
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	$ 466,396